                                                             File Nos. 333-09965
                                                                        811-7767

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 9

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 33

                             SEPARATE ACCOUNT KG OF
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                           (Exact Name of Registrant)

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                               (Name of Depositor)
                               440 Lincoln Street
                               Worcester, MA 01653
              (Address of Depositor's Principal Executive Offices)
                                 (508) 855-1000
               (Depositor's Telephone Number, including Area Code)

                          Charles F. Cronin, Secretary
             Allmerica Financial Life Insurance and Annuity Company
                               440 Lincoln Street
                               Worcester, MA 01653
               (Name and Address of Agent for Service of Process)

               It is proposed that this filing will become effective:

               immediately upon filing pursuant to paragraph (b) of Rule 485
         ----
           X   on November 9, 2001 pursuant to paragraph (b) of Rule 485
         ----
               60 days after filing pursuant to paragraph (a) (1) of Rule 485
         ----
               on (date) pursuant to paragraph (a) (1) of Rule 485
         ----
               this post-effective amendment designates a new effective date
         ----  for a previously filed post-effective amendment


                           VARIABLE ANNUITY CONTRACTS

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("1940 Act"), Registrant hereby declares that an indefinite amount of its securities is being registered under the Securities Act of 1933 ("1933 Act").The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 2000 was filed on or before March 30, 2001.

This Post-Effective Amendment No. 9 under the Securities Act of 1933 is being filed for the purposes of adding supplements to the Scudder Gateway Elite Prospectus of the Separate Account KG of Allmerica Financial Life Insurance and Annuity Company dated May 1, 2001 and to generally update corporate information for the Company and the Registrant in Part C. All other pertinent information regarding this Registration Statement including the Prospectus and Statement of Additional Information were previously filed in Registrant's Post-Effective Amendment No. 8 on April 27, 2001 and is incorporated by reference herein.

             CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUS OF
                          ITEMS CALLED FOR BY FORM N-4


FORM N-4 ITEM NO.   CAPTION IN PROSPECTUS

1.                  Cover Page

2                   Special Terms

3                   Summary of Fees and Expenses; Summary of Contract Features

4                   Condensed Financial Information; Performance Information

5 Description of the Companies, the Variable Accounts and the Underlying Investment Companies

6                   Charges and Deductions

7                   Description of the Contract

8                   Electing the Form of Annuity and the Annuity Date;
                    Description of Variable Annuity Option; Annuity Benefit Payments

9                   Death Benefit

10                  Payments; Computation of Values; Distribution

11 Surrender; Withdrawals; Charge for Surrender and Withdrawal; Withdrawal Without Surrender Charge; Texas Optional Retirement Program

12                  Federal Tax Considerations

13                  Legal Matters

14                  Statement of Additional Information - Table of Contents


FORM N-4 ITEM NO.   CAPTION IN STATEMENT OF ADDITIONAL  INFORMATION

15                  Cover Page

16                  Table of Contents

17                  General Information and History

18                  Services

19                  Underwriters

20                  Underwriters

FORM N-4 ITEM NO.   CAPTION IN STATEMENT OF ADDITIONAL  INFORMATION (CONT'D)

21                  Performance Information

22                  Annuity Benefit Payments

23                  Financial Statements

                               SEPARATE ACCOUNT KG

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2001

                                      * * *

The Company is offering a new optional Enhanced Earnings Rider, as described below. Under the SUMMARY OF FEES AND EXPENSES in the Prospectus, the information in the table under the section Optional RIDER CHARGES is amended to read in entirety as follows:

OPTIONAL RIDER CHARGES
  Under the following riders, 1/12th of the annual charge is deducted pro rata on a monthly basis at the end of each Contract month and, if applicable, at termination of the rider. The charge for these riders on an annual basis as a percentage of Accumulated Value is:

    Minimum Guaranteed Annuity Payout Rider with a ten-year waiting       0.25%
    period:
    Minimum Guaranteed Annuity Payout Rider with a fifteen-year           0.15%
    waiting period:
    Enhanced Earnings Rider                                               0.30%

                                      * * *

The following new EXPENSE EXAMPLES are added to the SUMMARY OF FEES AND EXPENSES in the Prospectus:

(3)(a) If, at the end of the applicable time period, you surrender your Contract, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets and election of a Minimum Guaranteed Annuity Payout Rider with a ten-year waiting period (charge of 0.25% annually) and the Enhanced Earnings Rider (charge of 0.30% annually):

WITH SURRENDER CHARGE                                       1 YEAR   3 YEARS 5 YEARS 10 YEARS
---------------------                                       ------   ------- ------- --------
Alger American Balanced Portfolio                             $90     $134     $180    $319
Alger American Leveraged AllCap Portfolio                     $90     $135     $181    $321
Credit Suisse Warburg Pincus Emerging Markets Portfolio       $95     $149     $205    $369
Credit Suisse Warburg Pincus Global Post-Venture Capital      $95     $149     $205    $369
Portfolio
Dreyfus MidCap Stock Portfolio                                $91     $138     $185    $331
Dreyfus Socially Responsible Growth Portfolio                 $89     $131     $175    $310
INVESCO VIF Utilities Fund                                    $95     $149     $205    $368
Scudder 21st Century Growth Portfolio                         $94     $147     $202    $363
Scudder Capital Growth Portfolio                              $86     $123     $161    $282
Scudder Global Discovery Portfolio                            $93     $145     $197    $354
Scudder Growth and Income Portfolio                           $87     $125     $164    $289
Scudder Health Sciences Portfolio                             $90     $136     $183    $326
Scudder International Portfolio                               $91     $136     $183    $327
Scudder Aggressive Growth Portfolio                           $90     $136     $183    $325
Scudder Blue Chip Portfolio                                   $88     $129     $172    $303
Scudder Contrarian Value Portfolio                            $89     $132     $176    $312
Scudder Global Blue Chip Portfolio                            $96     $153     $211    $382
Scudder Government Securities Portfolio                       $87     $126     $166    $292
Scudder Growth Portfolio                                      $88     $128     $169    $297
Scudder High Yield Portfolio                                  $88     $128     $170    $300
Scudder International Research Portfolio                      $89     $133     $178    $316
Scudder Investment Grade Bond Portfolio                       $88     $128     $170    $299
Scudder Money Market Portfolio                                $87     $126     $165    $290
Scudder New Europe Portfolio                                  $92     $141     $191    $342


Scudder Small Cap Growth Portfolio                            $88     $130     $172    $304
Scudder Small Cap Value Portfolio                             $89     $132     $176    $313
Scudder Strategic Income Portfolio                            $91     $139     $188    $336
Scudder Technology Growth Portfolio                           $89     $132     $177    $314
Scudder Total Return Portfolio                                $87     $126     $167    $293
SVS Dreman Financial Services Portfolio                       $90     $135     $181    $321
SVS Dreman High Return Portfolio                              $89     $133     $178    $316
SVS Dynamic Growth Portfolio                                  $94     $146     $199    $359
SVS Focus Value+Growth Portfolio                              $89     $132     $176    $313
SVS Focused Large Cap Growth Portfolio                        $92     $142     $192    $345
SVS Growth And Income Portfolio                               $92     $140     $190    $339
SVS Growth Opportunities Portfolio                            $91     $139     $188    $336
SVS Index 500 Portfolio                                       $87     $125     $164    $288
SVS Mid-Cap Growth Portfolio                                  $94     $146     $199    $359
SVS Strategic Equity Portfolio                                $92     $142     $192    $345
SVS Venture Value Portfolio                                   $92     $142     $192    $345

(3)(b) If, at the end of the applicable time period, you do not surrender your Contract or you annuitize, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets and election of a Minimum Guaranteed Annuity Payout Rider with a ten-year waiting period (charge of 0.25% annually) and the Enhanced Earnings Rider (charge of 0.30% annually):


WITHOUT SURRENDER CHARGE                                     1 YEAR  3 YEARS 5 YEARS 10 YEARS
------------------------                                     ------  ------- ------- --------
Alger American Balanced Portfolio                             $29      $89     $151    $319
Alger American Leveraged AllCap Portfolio                     $29      $89     $152    $321
Credit Suisse Warburg Pincus Emerging Markets Portfolio       $34     $105     $177    $369
Credit Suisse Warburg Pincus Global Post-Venture Capital      $34     $105     $177    $369
Portfolio
Dreyfus MidCap Stock Portfolio                                $30      $92     $157    $331
Dreyfus Socially Responsible Growth Portfolio                 $28      $86     $146    $310
INVESCO VIF Utilities Fund                                    $34     $104     $177    $368
Scudder 21st Century Growth Portfolio                         $34     $103     $174    $363
Scudder Capital Growth Portfolio                              $25      $77     $132    $282
Scudder Global Discovery Portfolio                            $33     $100     $169    $354
Scudder Growth and Income Portfolio                           $26      $79     $136    $289
Scudder Health Sciences Portfolio                             $30      $91     $155    $326
Scudder International Portfolio                               $30      $91     $155    $327
Scudder Aggressive Growth Portfolio                           $30      $91     $154    $325
Scudder Blue Chip Portfolio                                   $27      $84     $143    $303
Scudder Contrarian Value Portfolio                            $28      $87     $147    $312
Scudder Global Blue Chip Portfolio                            $36     $109     $184    $382
Scudder Government Securities Portfolio                       $26      $81     $138    $292
Scudder Growth Portfolio                                      $27      $82     $140    $297
Scudder High Yield Portfolio                                  $27      $83     $141    $300
Scudder International Research Portfolio                      $29      $88     $149    $316
Scudder Investment Grade Bond Portfolio                       $27      $83     $141    $299
Scudder Money Market Portfolio                                $26      $80     $137    $290
Scudder New Europe Portfolio                                  $31      $96     $163    $342
Scudder Small Cap Growth Portfolio                            $27      $84     $143    $304
Scudder Small Cap Value Portfolio                             $28      $87     $148    $313
Scudder Strategic Income Portfolio                            $31      $94     $160    $336
Scudder Technology Growth Portfolio                           $28      $87     $148    $314
Scudder Total Return Portfolio                                $26      $81     $138    $293
SVS Dreman Financial Services Portfolio                       $29      $89     $152    $321
SVS Dreman High Return Portfolio                              $29      $88     $149    $316
SVS Dynamic Growth Portfolio                                  $33     $101     $172    $359
SVS Focus Value+Growth Portfolio                              $28      $87     $148    $313
SVS Focused Large Cap Growth Portfolio                        $32      $97     $164    $345

                                       2


SVS Growth And Income Portfolio                               $31      $95     $162    $339
SVS Growth Opportunities Portfolio                            $31      $94     $160    $336
SVS Index 500 Portfolio                                       $26      $79     $135    $288
SVS Mid-Cap Growth Portfolio                                  $33     $101     $172    $359
SVS Strategic Equity Portfolio                                $32      $97     $164    $345
SVS Venture Value Portfolio                                   $32      $97     $164    $345

                        OPTIONAL ENHANCED EARNINGS RIDER

An optional Enhanced Earnings Rider ("EER") is available at issue in most jurisdictions for a separate monthly charge. The EER provides for additional amounts to be paid to the beneficiary under certain circumstances in the event that an Owner (or an Annuitant if the Owner is a non-natural person) dies prior to the Annuity Date. The EER is available at issue up to age 75 of the oldest Owner.

CONDITIONS FOR PAYMENT OF THE EER BENEFIT

For any benefit to be payable under the EER, certain conditions must be met, as follows:

1.   The death must occur prior to the Annuity Date.

2.   The difference between (a) and (b) must be greater than zero, where:

     (a)  is the Accumulated Value, and

     (b)  is gross payments not previously withdrawn.

     If (a) minus (b) is zero or less, no benefit will be payable.

Under the EER, Accumulated Value is determined on the Valuation Date on which due proof of death and all necessary documentation have been received at the Principal Office.

For purposes of the EER, withdrawals will be considered withdrawn from earnings first and then withdrawn from gross payments on a last-in, first-out basis. Therefore, the value of the EER largely depends on the amount of earnings that accumulate under the Contract. If you expect to withdraw the earnings from your Accumulated Value, electing the EER may not be appropriate. Your financial representative can help you determine if the EER is appropriate in your circumstances.

AMOUNT OF EER BENEFIT

ISSUE AGE 0 TO 65 - If a benefit is payable under the EER, it will be equal to the LESSER of:

(a) 200% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or

(b) 40% of the difference between the Accumulated Value and gross payments not previously withdrawn.

ISSUE AGE 66 TO 70 - If a benefit is payable under the EER, it will be equal to the LESSER of:

(a) 80% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or

(b) 40% of the difference between the Accumulated Value and gross payments not previously withdrawn.

ISSUE AGE 71TO 75 - If a benefit is payable under the EER, it will be equal to the LESSER of:

(a) 50% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or

(b) 25% of the difference between the Accumulated Value and gross payments not previously withdrawn.

The EER benefit shall be paid in the same manner that the death benefit is paid prior to the Annuity Date.

CHARGE FOR THE EER

The Company will assess a monthly rider charge for the EER, which will be deducted Pro Rata on the last day of each Contract Month prior to the Annuity Date. The monthly rider charge will be equal to 1/12th of 0.30% of the Accumulated Value on that date.

EXAMPLES

EXAMPLE 1
Assume that the oldest Owner is 67 years old at the time the Contract is issued and selects the Enhanced Earnings Rider. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Owner dies five years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $150,000.

The EER benefit on that date is equal to the LESSER of:

(a) 80% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (80% x 100,000) = $80,000; or

(b) 40% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (40% x (150,000 - 100,000)) = $20,000

The EER benefit is equal to $20,000 under (b), which is the lesser of $80,000 (80% x 100,000) and $20,000 (40% x (150,000 - 100,000)).

EXAMPLE 2
Assume that the oldest Owner is 67 years old at the time the Contract is issued and selects the Enhanced Earnings Rider. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Owner dies ten years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $250,000.

The EER benefit on that date is equal to the LESSER of:

(a) 80% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (80% x $100,000) = $80,000; or

(b) 40% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the Contract = (40% x ($250,000 - $100,000)) = $60,000

The EER benefit is equal to $60,000 under (b), which is the lesser of $80,000 (80% x $100,000) and $60,000 (40% x ($250,000 - $100,000)).

EXAMPLE 3
Assume that the oldest Owner is 67 years old at the time the Contract is issued and selects the Enhanced Earnings Rider. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $15,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the Contract at the time of withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal is considered to be a withdrawal of $15,000 of earnings. Immediately after the withdrawal, the Accumulated Value is $135,000 and the gross payments (not previously withdrawn) is $100,000.

Immediately after the withdrawal, the EER benefit is equal to the LESSER of:

(a) 80% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (80% x $100,000) = $80,000; or

(b) 40% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (40% x ($135,000 - $100,000)) = $14,000

The EER benefit is equal to $14,000 under (b), which is the lesser of $80,000 (80% x 100,000) and $14,000 (40% x ($135,000 - $100,000)).

EXAMPLE 4
Assume that the oldest Owner is 67 years old at the time the Contract is issued and selects the Enhanced Earnings Rider. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $65,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the Contract at the time of the withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal of $65,000 is considered to be a withdrawal of $50,000 earnings and $15,000 of gross payments. Immediately after the withdrawal, the Accumulated Value is $85,000 and the gross payments (not previously withdrawn) is $85,000.

Immediately after the withdrawal, the EER benefit is equal to the LESSER of:

(a) 80% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (80% x $85,000) = $68,000; or

(b) 40% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (40% x ($85,000 - $85,000)) = $0

The EER benefit is equal to $0 under (b), which is the lesser of $68,000 (80% x $85,000) and $0 (40% x ($85,000 - $85,000)).

TERMINATING THE EER

Once the EER is chosen, it cannot be discontinued unless the underlying contract is surrendered, annuitized, or a death benefit is payable. The EER will terminate on the earliest of the following:

1.   the Annuity Date;

2.   the date the Contract is surrendered;

3.   the date the Company determines a death benefit is payable; or

4. if the deceased Owner's spouse, who is the sole beneficiary, continues the contract.

If the payment of the death benefit is deferred under the Contract or if the Contract is continued by the deceased Owner's spouse, the amount of the EER benefit will be applied to the Contract through an allocation to the Sub-Account investing in the Scudder Money Market Portfolio and the EER will terminate.

THE EER MAY NOT BE AVAILABLE IN ALL STATES. WE MAY DISCONTINUE THE OFFERING OF THE EER AT ANY TIME.

                                      * * *
SUPPLEMENT DATED  NOVEMBER 9, 2001

Scudder Gateway Elite

                            PART C. OTHER INFORMATION

          ITEM 24.    FINANCIAL STATEMENTS AND EXHIBITS

    (a)  FINANCIAL STATEMENTS

         Financial Statements Included in Part A
         None

         Financial Statements Included in Part B
         Financial Statements for Allmerica Financial Life Insurance and Annuity Company
         Financial Statements for Separate Account KG of Allmerica Financial Life Insurance and Annuity Company

         Financial Statements Included in Part C
         None

    (b)  EXHIBITS

           EXHIBIT 1 Vote of Board of Directors Authorizing Establishment of Registrant dated June 13, 1996 was previously filed on August 9, 1996 in Registrant's Initial Registration Statement, and is incorporated by reference herein.

           EXHIBIT 2 Not Applicable. Pursuant to Rule 26a-2, the Insurance Company may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.

           EXHIBIT 3   (a)  Wholesaling Agreement was previously filed on August
                            9, 1996 in Registrant's Initial Registration
                            Statement, and is incorporated by reference herein.

                       (b) Underwriting and Administrative Services Agreement was previously filed on April 30, 1998 in Post-Effective Amendment No. 2, and is incorporated by reference herein.

                       (c) Sales Agreements with Commission Schedule were previously filed on April 30, 1998 in Post-Effective Amendment No. 2, and are incorporated by reference herein.

                       (d) General Agent's Agreement was previously filed on April 30, 1998 in Post-Effective Amendment No. 2, and is incorporated by reference herein.

                       (e) Career Agent Agreement was previously filed on April 30, 1998 in Post-Effective Amendment No. 2, and is incorporated by reference herein.

                       (f) Registered Representative's Agreement was previously filed on April 30, 1998 in Post-Effective Amendment No. 2, and is incorporated by reference herein.

                       (g) Form of Indemnification Agreement with Scudder Kemper was previously filed on April 30, 1998 in Post-Effective Amendment No. 2, and is incorporated by reference herein.

           EXHIBIT 4 Minimum Guaranteed Annuity Payout Rider was previously filed on December 29, 1998 in Post-Effective Amendment No. 3, and is incorporated by reference herein. Policy Form was previously filed on August 9, 1996 in Initial Registration Statement, and is incorporated by reference herein. EER Rider (Form 3240-01) was previously filed on August 3, 2001 in Post-Effective Amendment No. 6 of Registrant's Registration Statement (File Nos. 333-78245, 811-6632), and is incorporated by reference herein.

           EXHIBIT 5 Application Form was previously filed on August 9, 1996 in Initial Registration Statement, and is incorporated by reference herein.

           EXHIBIT 6 The Depositor's Articles of Incorporation, as amended, effective October 1, 1995 to reflect its new name, and Bylaws were previously filed on August 9, 1996 in Registrant's Initial Registration Statement, and are incorporated by reference herein.

           EXHIBIT 7        Not Applicable.

           EXHIBIT 8   (a)  BFDS Agreements for lockbox and mailroom services
                            were previously filed on April 30, 1998 in Post-Effective Amendment No. 2, and are incorporated by reference herein.

                       (b) Form of Scudder Services Agreement was previously filed on April 30, 1998 in Post-Effective Amendment No. 2, and is incorporated by reference herein.

                       (c)  Directors' Power of Attorney is filed herewith.

           EXHIBIT 9        Opinion of Counsel is filed herewith.

           EXHIBIT 10 Consent of Independent Accountants is filed herewith.

           EXHIBIT 11       None.

           EXHIBIT 12       None.

           EXHIBIT 13 Schedule for Computation of Performance Quotations was previously filed in April 2000 in Post-Effective Amendment No. 7 (Registration Statement Nos. 333-9965/811-7767), and is incorporated by reference herein.

           EXHIBIT 14       Not Applicable.

           EXHIBIT 15  (a)  Kemper Participation Agreement was previously filed in April 2000 in Post-Effective Amendment No. 7 (Registration Statement Nos. 333-9965/811-7767), and is incorporated by reference herein. Participation Agreement with Kemper was previously filed on November 6, 1996 in Pre-Effective Amendment No. 1, and is incorporated by reference herein.

                       (b) Amendment dated October 1, 2000 with Scudder Kemper was previously filed in April 27, 2001 in Post-Effective Amendment No. 8 of Registration Statement No. 333-09965/811-7767, and is
                            incorporated by reference herein. Form of Participation Agreement with Scudder Kemper was previously filed on April 30, 1998 in Post-Effective Amendment No. 2, and is incorporated by reference herein.

                       (c) Amendment dated December 19, 2000 with Dreyfus was previously filed in April 27, 2001 in Post-Effective Amendment No. 8 of Registration Statement No. 333-09965/811-7767, and is incorporated by reference herein. Participation Agreement with Dreyfus was previously filed on June 23, 1999 in Post-Effective Amendment No. 3 (Registration Statement Nos. 333-63091/811-7767), and is incorporated by reference herein.

                       (d) Amendment dated May 30, 2000 with Alger was previously filed in December 2000 in Post-Effective Amendment No. 4 of Registration Statement No. 333-81281/811-6293, and is incorporated by reference herein. Participation Agreement with Alger was previously filed in April 2000 in Post-Effective Amendment No. 7 (Registration Statement Nos. 333-9965/811-7767), and is incorporated by reference herein.

                       (e) Amendment dated August 25, 2000 with Warburg Pincus was previously filed in April 27, 2001 in Post-Effective Amendment No. 8 of Registration Statement No. 333-09965/811-7767, and is
                            incorporated by reference herein. Participation Agreement with Warburg Pincus was previously filed in April 2000 in Post-Effective Amendment No. 7 (Registration Statement Nos. 333-9965/811-7767), and is incorporated by reference herein.

                       (f) Form of Amendment dated May 1, 2001 to the Participation Agreement with INVESCO was previously filed in April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No.
                            33-39702/811-6293, and is incorporated by reference herein

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

     The principal business address of all the following Directors and Officers is:
     440 Lincoln Street
     Worcester, Massachusetts 01653

                 DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

NAME AND POSITION WITH COMPANY      PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS

Bruce C. Anderson                   Director (since 1996) and Vice President (since 1984) of
   Director and Vice President      First Allmerica



Warren E. Barnes                    Vice President (since 1996) and Corporate Controller (since
   Vice President and Corporate     1998) of First Allmerica
   Controller

Mark R. Colborn                     Director (since 2000) and Vice President (since 1992) of First
   Director and Vice President      Allmerica

Charles F. Cronin                   Secretary  and Counsel (since 2000) of First Allmerica;
   Secretary                        Counsel (since 1996) of First Allmerica; Attorney (1991-1996)
                                    of Nutter, McClennen & Fish

J. Kendall Huber                    Director, Vice President and General Counsel (since 2000)
   Director, Vice President and     of First Allmerica; Vice President (1999) of Promos Hotel
   General Counsel                  Corporation; Vice President and Deputy General Counsel
                                    (1998-1999) of Legg Mason, Inc.; Vice President and Deputy
                                    General Counsel (1995-1998) of USF&G Corporation

John P. Kavanaugh                   Director and Chief Investment Officer (since 1996) and Vice
   Director, Vice President and     President (since 1991) of First Allmerica; Director (since
Chief                               1996)
   Investment Officer               and President (since 1995) of Allmerica Asset Management, Inc.

Mark C. McGivney                    Vice President (since 1997) and Treasurer (since 2000) of First
   Treasurer                        Allmerica; Associate, Investment Banking (1996-1997) of
                                    Merrill Lynch & Co.

John F. O'Brien                     Director, President and Chief Executive Officer (since 1989) of
   Director and Chairman of the     First Allmerica
Board

Edward J. Parry, III                Director and Chief Financial Officer (since 1996), Vice
   Director, Vice President and     President (since 1993) and Treasurer (1993-2000) of First
   Chief Financial Officer          Allmerica

Richard M. Reilly                   Director (since 1996) and Vice President (since 1990) of First
   Director, President and Chief    Allmerica; Director (since 1990), President and Chief
   Executive Officer                Executive Officer (since 1995) of Allmerica Financial Life
                                    Insurance and Annuity Company; Director and
                                    President (since 1998) of Allmerica
                                    Financial Investment Management Services,
                                    Inc.

Robert P. Restrepo, Jr.             Director and Vice President (since 1998) of First Allmerica;
   Director                         Chief Executive Officer (1996 to 1998) of Travelers
                                    Property & Casualty; Senior Vice President (1993 to 1996)
                                    of Aetna Life & Casualty Company

Gregory D. Tranter                  Director and Vice President (since 2000) of First Allmerica;
   Director and Vice President      Vice President (1996-1998) of Travelers Property &  Casualty;
                                    Director of Geico Team (1983-1996) of Aetna Life & Casualty

ITEM 26.  PERSONS UNDER COMMON CONTROL WITH REGISTRANT

                                                   Allmerica Financial Corporation

                                                              Delaware

       |               |               |               |               |               |               |               |
________________________________________________________________________________________________________________________________
      100%           100%             100%            100%            100%            100%            100%            100%
   Allmerica       Financial       Allmerica,       Allmerica   First Allmerica   AFC Capital     Allmerica      First Sterling
     Asset        Profiles, Inc.      Inc.          Funding     Financial Life      Trust I       Services          Limited
Management, Inc.                                     Corp.         Insurance                     Corporation
                                                                   Company

 Massachusetts    California     Massachusetts   Massachusetts   Massachusetts      Delaware     Massachusetts      Bermuda
      |                                                               |                                               |
      |                                  ___________________________________________________________          ________________
      |                                          |                    |                  |                            |
      |                                         100%                99.2%               100%                         100%
      |                                      Advantage            Allmerica           Allmerica                First Sterling
      |                                      Insurance              Trust           Financial Life               Reinsurance
      |                                     Network, Inc.       Company, N.A.       Insurance and                  Company
      |                                                                            Annuity Company                 Limited
      |
      |                                       Delaware       Federally Chartered      Delaware                     Bermuda
      |                                                                                   |
      |_________________________________________________________________________________________________________________________
      |      |            |             |              |             |            |            |            |            |
      |     100%         100%          100%           100%          100%         100%         100%         100%         100%
      |   Allmerica    Allmerica     Allmerica      Allmerica     Allmerica    Allmerica    Allmerica    Allmerica    Allmerica
      | Investments,   Investment    Financial      Financial    Investments  Investments  Investments  Investments  Investments
      |     Inc.       Management    Investment     Services      Insurance    Insurance   Insurance    Insurance     Insurance
      |               Company, Inc.  Management     Insurance    Agency Inc.  Agency of    Agency Inc.  Agency Inc.   Agency Inc.
      |                             Services, Inc. Agency, Inc.  of Alabama   Florida Inc. of Georgia  of Kentucky  of Mississippi
      |
      |Massachusetts  Massachusetts Massachusetts  Massachusetts   Alabama      Florida      Georgia    Kentucky      Mississippi
      |
________________________________________________________________
      |              |                |               |
     100%           100%             100%            100%
  Allmerica    Sterling Risk       Allmerica       Allmerica
   Property      Management      Benefits, Inc.      Asset
 & Casualty    Services, Inc.                      Management,
Companies, Inc.                                     Limited

    Delaware       Delaware          Florida         Bermuda
       |
________________________________________________
       |              |                |
      100%           100%             100%
  The Hanover      Allmerica        Citizens
   Insurance       Financial       Insurance
    Company        Insurance        Company
                 Brokers, Inc.    of Illinois

 New Hampshire  Massachusetts       Illinois
       |
________________________________________________________________________________________________________________________________
       |               |               |               |               |               |               |               |
      100%           100%             100%            100%            100%            100%            100%            100%
    Allmerica      Allmerica      The Hanover    Hanover Texas      Citizens     Massachusetts      Allmerica        AMGRO
    Financial        Plus           American        Insurance     Corporation    Bay Insurance      Financial         Inc.
     Benefit       Insurance       Insurance       Management                       Company         Alliance
    Insurance     Agency, Inc.      Company       Company, Inc.                                    Insurance
    Company                                                                                         Company

  Pennsylvania  Massachusetts    New Hampshire       Texas          Delaware     New Hampshire   New Hampshire   Massachusetts
                                                                       |                                               |
                                                ________________________________________________                ________________
                                                       |               |               |                               |
                                                      100%            100%            100%                            100%
                                                    Citizens        Citizens        Citizens                      Lloyds Credit
                                                    Insurance       Insurance       Insurance                      Corporation
                                                     Company         Company         Company
                                                    of Ohio        of America        of the
                                                                                     Midwest

                                                      Ohio          Michigan        Indiana                      Massachusetts
                                                                       |
                                                               _________________
                                                                       |
                                                                      100%
                                                                    Citizens
                                                                   Management
                                                                      Inc.

                                                                    Michigan



-----------------  -----------------  -----------------
   Allmerica          Greendale             AAM
    Equity             Special          Equity Fund
  Index Pool          Placements
                        Fund

 Massachusetts      Massachusetts      Massachusetts


-------- Grantor Trusts established for the benefit of First Allmerica, Allmerica Financial Life, Hanover and Citizens


          ---------------   ----------------
             Allmerica         Allmerica
          Investment Trust     Securities
                                 Trust

           Massachusetts     Massachusetts


--------  Affiliated Management Investment Companies


                  ...............
                  Hanover Lloyd's
                    Insurance
                     Company

                      Texas


-------- Affiliated Lloyd's plan company, controlled by Underwriters for the benefit of The Hanover Insurance Company


         -----------------  -----------------
            AAM Growth       AAM High Yield
             & Income         Fund, L.L.C.
            Fund L.P.

            Delaware         Massachusetts

________ L.P. or L.L.C. established for the benefit of First Allmerica, Allmerica Financial Life, Hanover and Citizens

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                 NAME                             ADDRESS                  TYPE OF BUSINESS

AAM Equity Fund                          440 Lincoln Street         Massachusetts Grantor Trust
                                         Worcester MA 01653

AAM Growth & Income Fund, L.P.           440 Lincoln Street         Limited Partnership
                                         Worcester MA 01653

AAM High Yield Fund, L.L.C.              440 Lincoln Street         Limited liability company
                                         Worcester MA 01653

Advantage Insurance Network, Inc.        440 Lincoln Street         Insurance Agency
                                         Worcester MA 01653

AFC Capital Trust I                      440 Lincoln Street         Statutory Business Trust
                                         Worcester MA 01653

Allmerica Asset Management, Inc.         440 Lincoln Street         Investment advisory services
                                         Worcester MA 01653

Allmerica Asset Management Limited       440 Lincoln Street         Investment advisory services
                                         Worcester MA 01653

Allmerica Benefits, Inc.                 440 Lincoln Street         Non-insurance medical services
                                         Worcester MA 01653

Allmerica Equity Index Pool              440 Lincoln Street         Massachusetts Grantor Trust
                                         Worcester MA 01653

Allmerica Financial Alliance Insurance   100 North Parkway          Multi-line property and
Company                                  Worcester MA 01605         casualty insurance

Allmerica Financial Benefit Insurance    645 West Grand River       Multi-line property and
Company                                  Howell MI 48843            casualty insurance

Allmerica Financial Corporation          440 Lincoln Street         Holding Company
                                         Worcester MA 01653

Allmerica Financial Insurance            440 Lincoln Street         Insurance Broker
Brokers, Inc.                            Worcester MA 01653

Allmerica Financial Life Insurance       440 Lincoln Street         Life insurance, accident and
And Annuity Company (formerly known      Worcester MA 01653         health insurance, annuities, variable
As SMA Life Assurance Company)                                      annuities and variable life
                                                                    insurance

Allmerica Financial Services Insurance   440 Lincoln Street         Insurance Agency
Agency, Inc.                             Worcester MA 01653


Allmerica Funding Corp.                  440 Lincoln Street         Special purpose funding
                                         Worcester MA 01653         vehicle for
                                                                    commercial paper

Allmerica, Inc.                          440 Lincoln Street         Common employer for Allmerica
                                         Worcester MA 01653         Financial Corporation entities

Allmerica Financial Investment           440 Lincoln Street         Investment advisory services
Management Services, Inc. (formerly      Worcester MA 01653
Known as Allmerica Institutional
Services, Inc. and 440 Financial Group
of Worcester, Inc.)

Allmerica Investment Management          440 Lincoln Street         Investment advisory services
Company, Inc.                            Worcester MA 01653

Allmerica Investments, Inc.              440 Lincoln Street         Securities, retail
                                         Worcester MA 01653         broker-dealer

Allmerica Investment Trust               440 Lincoln Street         Investment Company
                                         Worcester MA 01653

Allmerica Investments Insurance Agency   440 Lincoln Street         Insurance Agency
Inc. of Alabama                          Worcester MA 01653

Allmerica Investments Insurance Agency   440 Lincoln Street         Insurance Agency
of Florida, Inc.                         Worcester MA 01653

Allmerica Investment Insurance Agency    440 Lincoln Street         Insurance Agency
Inc. of Georgia                          Worcester MA 01653

Allmerica Investment Insurance Agency    440 Lincoln Street         Insurance Agency
Inc. of Kentucky                         Worcester MA 01653

Allmerica Investments Insurance Agency   440 Lincoln Street         Insurance Agency
Inc. of Mississippi                      Worcester MA 01653

Allmerica Plus Insurance Agency, Inc.    440 Lincoln Street         Insurance Agency
                                         Worcester MA 01653

Allmerica Securities Trust               440 Lincoln Street         Investment Company
                                         Worcester MA 01653

Allmerica Trust Company, N.A.            440 Lincoln Street         Limited purpose national trust
                                         Worcester MA 01653         company

AMGRO, Inc.                              100 North Parkway          Premium financing
                                         Worcester MA 01605

Citizens Insurance Company of America    645 West Grand River       Multi-line property and
                                         Howell MI 48843            casualty insurance


Citizens Insurance Company of Illinois   333 Pierce Road            Multi-line property and
                                         Itasca IL 60143            casualty insurance

Citizens Insurance Company of the        3950 Priority Way          Multi-line property and
Midwest                                  South Drive, Suite 200     casualty insurance
                                         Indianapolis IN 46240

Citizens Insurance Company of Ohio       8101 N. High Street        Multi-line property and
                                         P.O. Box 342250            casualty insurance
                                         Columbus OH 43234

Citizens Management, Inc.                645 West Grand River       Services management company
                                         Howell MI 48843

Financial Profiles, Inc.                 5421 Avenida Encinas       Computer software company
                                         Suite A
                                         Carlsbad, CA 92008

First Allmerica Financial Life           440 Lincoln Street         Life, pension, annuity, accident
Insurance Company (formerly State        Worcester MA 01653         and health insurancecompany
Mutual Life Assurance Company of
America)

First Sterling Limited                   41 Cedar Avenue            Holding Company
                                         Hamilton HM 12,
                                         Bermuda

First Sterling Reinsurance Company       41 Cedar Avenue            Reinsurance Company
Limited                                  Hamilton HM 12,
                                         Bermuda

Greendale Special Placements Fund        440 Lincoln Street         Massachusetts Grantor Trust
                                         Worcester MA 01653

The Hanover American Insurance           100 North Parkway          Multi-line property and
Company                                  Worcester MA 01605         casualty
                                                                    insurance

The Hanover Insurance Company            100 North Parkway          Multi-line property and
                                         Worcester MA 01605         casualty
                                                                    insurance

Hanover Texas Insurance Management       NationsBank Tower          Attorney-in-fact for Hanover
Company, Inc.                            15301 Dallas Parkway       Lloyd's Insurance Company
                                         Dallas TX 75248

Hanover Lloyd's Insurance Company        NationsBank Tower          Multi-line property and
                                         15301 Dallas Parkway       casualty
                                         Dallas TX 75248            insurance

Lloyds Credit Corporation                440 Lincoln Street         Premium financing service
                                         Worcester MA 01653         franchises

Massachusetts Bay Insurance Company      100 North Parkway          Multi-line property and
                                         Worcester MA 01605         casualty insurance



Sterling Risk Management Services, Inc.  440 Lincoln Street         Risk management services
                                         Worcester MA 01653

VeraVest, Inc. (formerly known as        440 Lincoln Street         Securities, retail
Allmerica Services Corporation)          Worcester MA 01653         broker-dealer


ITEM 27. NUMBER OF CONTRACT OWNERS

     As of September 30, 2001, there were 6,680 Contract holders of qualified Contracts and 17,973 Contract holders of non-qualified Contracts.

ITEM 28. INDEMNIFICATION

     Article VIII of the Bylaws of Allmerica Financial Life Insurance and Annuity Company (the Depositor) states: Each Director and each Officer of the Corporation, whether or not in office, (and his executors or administrators), shall be indemnified or reimbursed by the Corporation against all expenses actually and necessarily incurred by him in the defense or reasonable settlement of any action, suit, or proceeding in which he is made a party by reason of his being or having been a Director or Officer of the Corporation, including any sums paid in settlement or to discharge judgment, except in relation to matters as to which he shall be finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director or Officer; and the foregoing right of indemnification or reimbursement shall not affect any other rights to which he may be entitled under the Articles of Incorporation, any statute, bylaw, agreement, vote of stockholders, or otherwise.

ITEM 29. PRINCIPAL UNDERWRITERS

     (a) Allmerica Investments, Inc. also acts as principal underwriter for the following:

          - VEL Account, VEL II Account, VEL Account III, Separate Account SPL-D, Separate Account IMO, Select Account III, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, and Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company

          - Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

          -    Allmerica Investment Trust

     (b) The Principal Business Address of each of the following Directors and Officers of Allmerica Investments, Inc. is: 440 Lincoln Street Worcester, Massachusetts 01653

        NAME                 POSITION OR OFFICE WITH UNDERWRITER

Margaret L. Abbott           Vice President

Emil J. Aberizk, Jr.         Vice President

Edward T. Berger             Vice President and Chief Compliance Officer

Michael J. Brodeur           Vice President Operations

Mark R. Colborn              Vice President

Charles F. Cronin            Secretary/Clerk

Claudia J. Eckels            Vice President

Philip L. Heffernan          Vice President

J. Kendall Huber             Director

Mark C. McGivney             Treasurer

William F. Monroe, Jr.       President, Director and Chief Executive Officer

K. David Nunley              Vice President

Stephen Parker               Vice President and Director

Richard M. Reilly            Director and Chairman of the Board


     (c) As indicated in Part B (Statement of Additional Information) in response to Item 20(c), there were no commissions retained by Allmerica Investments, Inc., the principal underwriter of the Contracts, for sales of variable contracts funded by the Registrant in 1999. No other commissions or other compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained by the Company at 440 Lincoln Street, Worcester, Massachusetts.

ITEM 31. MANAGEMENT SERVICES

     The Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 32. UNDERTAKINGS

     (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) The Registrant hereby undertakes to include in the prospectus a postcard that the applicant can remove to send for a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver a Statement of Additional Information and any financial statements promptly upon written or oral request, according to the requirements of Form N-4.

     (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     (e) The Company hereby represents that the aggregate fees and charges under the Contracts are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.

ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(b) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

     Registrant, a separate account of Allmerica Financial Life Insurance and Annuity Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11). Registrant has taken the following steps in reliance on the letter:

     1. Appropriate disclosures regarding the redemption restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

     2. Appropriate disclosures regarding the redemption restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

     3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption restrictions imposed by the Program and by Section 403(b)(11) to the attention of potential participants.

     4.   A signed statement acknowledging the participant's understanding of
          (i) the restrictions on redemption imposed by the Program and by
          Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

     Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts, on the 7th day of November, 2001.

                             SEPARATE ACCOUNT KG OF
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                           By: /S/ CHARLES F. CRONIN
                               Charles F. Cronin, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES                         TITLE                                             DATE

/s/ WARREN E. BARNES               Vice President and Corporate Controller           November 7, 2001
-----------------------------
Warren E. Barnes

Edward J. Parry III*               Director, Vice President and Chief Financial
-----------------------------      Officer

Richard M. Reilly*                 Director, President and Chief Executive Officer
-----------------------------

John F. O'Brien*                   Director and Chairman of the Board
-----------------------------

Bruce C. Anderson*                 Director and Vice President
-----------------------------

Mark R. Colborn*                   Director and Vice President
-----------------------------

John P. Kavanaugh*                 Director, Vice President and Chief Investment
-----------------------------      Officer

J. Kendall Huber*                  Director, Vice President and General Counsel
-----------------------------

Mark A. Hug*                       Director and Vice President
-----------------------------

Robert P. Restrepo, JR.*           Director
-----------------------------

Gregory D. Tranter*                Director and Vice President
-----------------------------


*Sheila B. St. Hilaire, by signing her name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Powers of Attorney dated May 21, 2001 and November 7, 2001 duly executed by such persons.

/s/ SHEILA B. ST. HILAIRE
------------------------------
Sheila B. St. Hilaire, Attorney-in-Fact
(333-9965)

                                  EXHIBIT TABLE


Exhibit 8(c)     Directors' Power of Attorney

Exhibit 9        Opinion of Counsel

Exhibit 10       Consent of Independent Accountants